Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 85,312	€ 47,589	€ 142,886	€ 95,783
GENERAL AND ADMINISTRATIVE EXPENSES
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	17,461	5,488	19,101	10,547
Consulting and professional fees	4,829	1,768	8,173	3,703
Other general and administrative expenses	1,802	1,014	3,101	2,053
Operating expenses	€ 24,092	€ 8,270	€ 30,376	€ 16,303